ACQUISITIONS AND DISPOSITION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		8 Months Ended	12 Months Ended
	May 02, 2024	Dec. 01, 2023	Nov. 16, 2023	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill				$ 783		$ 783	$ 783	$ 121	$ 121	$ 0
Health Insurance Business
Business Acquisition [Line Items]
Business percent disposed		100.00%
Sale | Health Insurance Business
Business Acquisition [Line Items]
Cash proceeds		$ 79
Carrying value		36
Account transaction and other costs		$ 10
Pre-tax gain on the sale								33
American Equity Investment Life Holdings
Business Acquisition [Line Items]
Cash consideration transferred	$ 3,992
Cash	2,525
Stock consideration	1,111
Goodwill	$ 662
Contributed revenues						2,100
Loss of acquiree since acquisition						179
Consolidated unaudited pro forma revenue							14,900	9,400
Consolidated unaudited pro forma net profit (loss)							1,900	$ 813
Increase in VOBA asset					$ 45
Increase in market risk benefits liability					45
Decrease in intangible assets					40
Increase to deferred tax asset					8
Increase in goodwill					$ 32
Settlement loss							48
Additional market risk benefits AOCI loss							66
Gain on disposal on pre-existing equity interest fair value							4
Acquisition costs							127
Argo Group International Holdings
Business Acquisition [Line Items]
Cash consideration transferred			$ 1,059
Increase to deferred tax asset				14
Voting interests acquired			100.00%
Share price (in dollars per share)			$ 30
Deferred gain (on bargain purchase			$ 51	(51)		$ (51)	$ (51)
Increase in deferred tax liability				$ 65